NOTE 1- General: B. Going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated deficit	$ (96,418)	$ (83,505)
Equity, Including Portion Attributable to Noncontrolling Interest	1,330	(14,853)	$ (5,929)
Net cash used in operating activities	(6,684)	(8,522)
Net loss and comprehensive loss	(12,913)	$ (12,564)
Retained Earnings
Equity, Including Portion Attributable to Noncontrolling Interest	$ (96,418)